TAXES ON INCOME (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carry forward	$ 5,099	$ 3,101
Temporary differences	927	942
Deferred tax assets before valuation allowance	6,026	4,043
Valuation allowance	(6,026)	(4,043)
Net deferred tax asset	$ 0	$ 0